Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable	$ 16,497	$ 42,709	$ 38,233
Non Refundable Fees		4,500,000
Medical Device Excise Tax Percentage	2.30%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Safe Harbor Plan [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount	164,000	126,000
Federal Deposit Insurance Corporation [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash, Uninsured Amount	613,000	40,000
Securities Investor Protection Corporation [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk Excess Deposit In Brokerage Firm	$ 2,667,000	$ 1,754,000
Centrifuges [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Centrifuges [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture Lab and Manufacturing Equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Furniture Lab and Manufacturing Equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	7 years